Other Operating Income and Expenses	12 Months Ended
Dec. 31, 2019
Other Operating Income and Expenses [Abstract]
OTHER OPERATING INCOME AND EXPENSES

NOTE 34

OTHER OPERATING INCOME AND EXPENSES

a)	Other operating income is comprised of the following components:

	For the years ended December 31,
	2019	2018	2017
	MCh$	MCh$	MCh$

Income from assets received in lieu of payment	5,613	7,106	3,330
Release of contingencies provisions (1)	-	12,020	29,903
Other income	7,388	4,003	28,783
Leases		222	264
Income from sale of property, plant and equipment (2)	2,456	2,490	23,229
Recovery of provisions for contingencies	-	-	-
Compensation from insurance companies due to damages	4,681	144	1,237
Other	251	1,147	4,053

Total	13,001	23,129	62,016

(1)	In accordance with IAS 37, the Bank recorded contingencies provisions, which during 2018 were favorable to the Bank.
(2)	Corresponds to legal cession of rights made by Bansa Santander S.A. which result in an income of Ch$2,122 million, as of December 31, 2018. See Note N°26.

b)	Other operating expenses are detailed as follows:

	For the years ended December 31,
	2019	2018	2017
	MCh$	MCh$	MCh$
Allowances and expenses for assets received in lieu of payment	3,900	2,537	5,591
Provision on assets received in lieu of payment	1,828	816	3,912
Expenses for maintenance of assets received in lieu of payment	2,072	1,721	1,679
Credit card expenses	1,077	3,151	3,070
Customer services	2,456	3,635	2,563
Other expenses	41,870	23,019	57,189
Operating charge-offs	973	798	1,607
Life insurance and general product insurance policies	21,205	9,964	23,475
Sale of property plant and equipment	67	62	-
Additional tax on expenses paid overseas	-	-	-
Provisions for contingencies	120	21	-
Retail association payment	343	898	912
Expense on sale of participation on associates	126	-	-
Expense on social commotion event	1,823	-	-
Other	17,213	11,276	31,195

Total	49,303	32,342	68,413